Revenue - Contract Balances and Transaction Price Allocated to the Remaining Performance Obligation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable
Accounts Receivables - Opening	$ 333,858	$ 331,295	$ 331,295	$ 317,808	$ 361,586
Accounts Receivables - Closing	343,177	343,113	333,858	331,295	317,808
Accounts Receivables - Increase/(decrease)	9,319	11,818	(2,563)	(13,487)	43,778
Current portion of deferred revenues
Current portion of deferred revenues - Opening	407,325	391,102	391,102	361,260	333,944
Current portion of deferred revenues - Closing	472,101	461,928	407,325	391,102	361,260
Increase Decrease In Contract With Customer, Current Liability	(64,776)	(70,826)	(16,223)	(29,842)	(27,316)
Non-current portion of deferred revenues
Non-current portion of deferred revenues - Opening	19,723	17,112	17,112	15,796	18,602
Non-current portion of deferred revenues - Closing	18,774	17,987	19,723	17,112	15,796
Increase Decrease In Contract With Customer, Non Current Liability	$ 949	$ (875)	$ (2,611)	$ (1,316)	$ 2,806